Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Capital Management Details [Abstract]
Share capital	$ 389,717	$ 389,806
Contributed surplus	37,424	35,503
Deficit	(345,508)	(331,828)
Credit facility	48,792	49,405
Debentures	$ 35,257	$ 37,020